EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                           September 20, 2004


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

     Re: Form N-1A Filing for Eaton Vance Mutual Funds Trust (the "Registrant") Post-Effective Amendment No. 97 (1933 Act File No. 2-90946)
          Amendment No. 100 (1940 Act File No. 811-4015) (the "Amendment") filed on behalf of Eaton Vance Limited Duration Diversified Income Fund (the "New Series")

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act") and Rules 472 and 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information ("SAI") for the New Series and exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act and will become effective automatically on December 6, 2004.

     The Amendment is being filed for the purpose of registering shares of the New Series. The New Series' investment objective is to provide a high level of current income. The New Series may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high income. The New Series intends to pursue its objectives by investing in three investment portfolios managed by Eaton Vance or its affiliates. The New Series currently intends to invest in Boston Income Portfolio, Floating Rate Portfolio and Government Obligations Portfolio. The investment objectives, strategies and risks of each Portfolio are described in the New Series' prospectus and SAI. This disclosure was previously filed with the Commission in the following post-effective amendments ("PEAs"):

           Boston Income Portfolio - PEA No. 59 filed January 27, 2004 by Eaton Vance Series Trust II on behalf of
                        Eaton Vance Income Fund of Boston
                      (Accession No. 0000940394-04-000079);
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Securities and Exchange Commission
September 20, 2004
Page Two


          Floating Rate Portfolio - PEA No. 94 filed February 26, 2004 by the Registrant on behalf of Eaton Vance Floating-Rate Fund
                    (Accession No. 0000940394-04-000170); and

       Government Obligations Portfolio - PEA No. 95 filed April 28, 2004 by the Registrant on behalf of Eaton Vance Government Obligations Fund
                      (Accession No. 0000940394-04-000438).

     The New Series will offer Class A, Class B and Class C shares on substantially the same basis as the Class A, Class B and Class C shares of the Eaton Vance Government Obligations Fund (see PEA No. 95 to the registration statement of the Registrant filed April 28, 2004, Accession No. 0000940394-04-000438). Based on the foregoing, the Registrant hereby requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 17368 (February 15, 1985) in processing the Amendment.

     If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 598-8642 or fax (617) 338-8054.

                                           Very truly yours,


                                           /s/ James M. Wall
                                           ---------------------------
                                           James M. Wall, Esq.
                                           Vice President